Subsequent Events (Details) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended		12 Months Ended					1 Months Ended		0 Months Ended			0 Months Ended		1 Months Ended			1 Months Ended			0 Months Ended	3 Months Ended
	Jun. 30, 2014	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2013 Office building lease	Jun. 30, 2014 Domain name	Jun. 30, 2014 Options to purchase common stock	Dec. 31, 2013 Options to purchase common stock	Dec. 31, 2013 Options to purchase common stock Certain executives	Dec. 31, 2012 Options to purchase common stock Certain executives	Dec. 31, 2011 Options to purchase common stock Certain executives	Dec. 31, 2013 Stock options containing a two step vesting condition Certain executives	Feb. 28, 2014 Subsequent Event	Aug. 31, 2014 Subsequent Event Support Services Agreement	Jul. 10, 2014 Subsequent Event Office building lease sqft	Jul. 31, 2014 Subsequent Event Office building lease October, 2019 to October, 2025	Jul. 10, 2014 Subsequent Event Office building lease October, 2019 to October, 2025	Jul. 10, 2014 Subsequent Event Office Buiding Lease, Space One sqft	Jul. 10, 2014 Subsequent Event Office Buiding Lease, Space Two sqft	May 31, 2014 Subsequent Event SF Lease sqft	May 31, 2014 Subsequent Event SF Lease October, 2019 to October, 2025	May 04, 2014 Subsequent Event Common Stock Purchase Warrants Warrant Agreement in May 2014 USAA	Feb. 28, 2014 Subsequent Event 2005 Stock Plan	Jan. 31, 2014 Subsequent Event Domain name	Aug. 31, 2014 Subsequent Event Perpetual software license	Feb. 13, 2014 Subsequent Event CEO	Mar. 31, 2014 Subsequent Event Options to purchase common stock Employees and consultants	Mar. 31, 2014 Subsequent Event Options to purchase common stock Employees and consultants Minimum	Mar. 31, 2014 Subsequent Event Options to purchase common stock Employees and consultants Maximum
Subsequent Events
Number of shares of common stock to be purchased							1,765,875																			3,094,173
Weighted average exercise price (in dollars per share)						$ 15.86	$ 8.44	$ 8.85	$ 11.51	$ 6.15																$ 9.24
Vesting period											48 months																1 year	4 years
Estimated total stock based compensation expected to be recognized over a weighted average period						$ 73,300,000	$ 25,900,000																			$ 15,800,000
Weighted average period over which remaining stock based compensation expense for unvested awards is expected to be recognized						3 years 1 month 6 days	2 years 11 months 16 days																			3 years 9 months 18 days
Payment in cash for acquisition of domain name, True.com	350,000	50,000																					350,000
Payment made for acquiring ticker symbol												750,000
Shares that may be purchased under warrant												16,664									1,458,979
Exercise price of warrants (in dollars per share)												$ 8.90
Estimated fair value of warrants												53,000
Increase in shares of common stock reserved for issuance																						7,333,333
Proceeds received for the entire outstanding balance of notes receivable and other advances outstanding																									4,000,000
Area of office building														33,700			16,700	17,000	8,279
Lease term																	15 years	10 years	10 years
Optional lease extension term														20 years					5 years
Annual base rent for 2015	5,149,000		2,395,000											2,200,000					600,000
Cumulative base rent for initial lease term	60,147,000		14,456,000											36,300,000					7,000,000
Irrevocable stand-by letter of credit				500,000										3,500,000					800,000
Minimum amount of annual reduction															1,200,000	1,200,000				200,000
Intangible assets acquired					400,000																			4,900,000
Contract term													3 years
Total contract obligation													$ 2,400,000